Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	$ 152,884
Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	503,581
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	28,137
Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	141,244
Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	177,395
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	172,727
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	46,066
Accounts receivable excluding taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	85,232
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	143,248
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	86,409
Amortized cost | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	152,884
Amortized cost | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	503,581
Amortized cost | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	141,244
Amortized cost | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	28,137
FVTPL | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	177,395
Designated FVTOCI | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	172,727
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	46,066
Amortized cost | Accounts receivable excluding taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	85,232
Amortized cost | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL
Disclosure of fair value measurement of assets [line items]
Financial Assets	86,409	$ 124,942	$ 11,363
FVTPL | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Accounts receivable excluding taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	86,409
Designated FVTOCI
Disclosure of fair value measurement of assets [line items]
Financial Assets	143,248	$ 59,188	$ 14,845
Designated FVTOCI | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Accounts receivable excluding taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	143,248
Designated FVTOCI | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 0